UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings
                                                entries.
Institutional Investment Manager Filing this Report.

Name:     Icahn & Co., Inc.
Address:  1 Wall Street Court
          New York, NY  10005

Form 13F File Number:  28-3010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gail Golden
Title:   Assistant Secretary
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Gail Golden               New York, New York                   11/13/00
[Signature]                     [City, State]                       [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0

Form 13F Information Table Entry Total:                             1

Form 13F Information Table Value Total:                             $235,778
                                                                    (thousands)


Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.

List of Other Included Managers:  None

                                            FORM 13F INFORMATION TABLE
                                      AS OF SEPTEMBER 30, 2000 (SEC USE ONLY)
                                   NAME OF REPORTING MANAGER:  ICAHN & CO., INC.

                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
Item 1:         Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS
VOTING          TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE
AUTHORITY       CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V
NAME OF ISSUER
(SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined   (c)

                                                            (a)        in In-  Shared               (a)        (b)
                (c)
                                                            Sole       str. V  Other                Sole       Shared
                None



Nabisco Group
Hldgs.          Com        62952P102  235,778    8,272,900  X                            Sole      8,272,900
